UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
Common Stocks (98.0%)
Communication Services (5.8%)
*	Alphabet Inc. Class C	1,275,554	1,320,976
*	Alphabet Inc. Class A	1,259,339	1,315,959
	Walt Disney Co.	2,600,000	285,090
	Activision Blizzard Inc.	5,600,000	260,792
	Comcast Corp. Class A	1,875,000	63,844
*	Charter Communications Inc. Class A	136,000	38,756
*	T-Mobile US Inc.	597,400	38,001
	CBS Corp. Class B	537,767	23,511
*	Netflix Inc.	41,650	11,148
	Entercom Communications Corp. Class A	353,458	2,018
			3,360,095
Consumer Discretionary (9.2%)
*	Alibaba Group Holding Ltd. ADR	8,330,680	1,141,886
	Sony Corp. ADR	17,300,106	835,249
	Ross Stores Inc.	8,394,742	698,442
[1]	Whirlpool Corp.	4,169,572	445,602
	TJX Cos. Inc.	9,535,000	426,596
	Carnival Corp.	7,721,565	380,673
*	Amazon.com Inc.	194,765	292,531
	Royal Caribbean Cruises Ltd.	2,875,433	281,189
	L Brands Inc.	10,690,571	274,427
*,^,1	Mattel Inc.	26,246,638	262,204
*	Altaba Inc.	1,307,300	75,745
*	eBay Inc.	2,333,900	65,513
	Marriott International Inc. Class A	490,300	53,227
	MGM Resorts International	1,400,000	33,964
	Restaurant Brands International Inc.	522,900	27,348
*	Ulta Beauty Inc.	105,500	25,831
	Hilton Worldwide Holdings Inc.	295,366	21,207
	Las Vegas Sands Corp.	390,000	20,299
	McDonald’s Corp.	101,800	18,077
	Newell Brands Inc.	555,000	10,317
*	Burlington Stores Inc.	15,300	2,489
*	AutoZone Inc.	2,950	2,473
	Adient plc	69,700	1,050
*,^	Garrett Motion Inc.	43,000	531
			5,396,870
Consumer Staples (0.0%)
	Constellation Brands Inc. Class A	45,600	7,333
	Altria Group Inc.	78,500	3,877
	Philip Morris International Inc.	58,000	3,872
			15,082
Energy (0.9%)
	Hess Corp.	4,690,000	189,945
	EOG Resources Inc.	1,918,034	167,272
	Schlumberger Ltd.	1,925,553	69,474
*	Transocean Ltd.	8,228,573	57,106
	Noble Energy Inc.	2,075,600	38,938

	Pioneer Natural Resources Co.	27,400	3,604
			526,339
Financials (8.3%)
	Wells Fargo & Co.	26,350,947	1,214,252
	JPMorgan Chase & Co.	11,318,808	1,104,942
	Charles Schwab Corp.	17,266,443	717,076
	Marsh & McLennan Cos. Inc.	6,394,615	509,971
	Bank of America Corp.	20,218,632	498,187
	Discover Financial Services	3,040,825	179,348
	Progressive Corp.	2,815,700	169,871
	US Bancorp	3,707,325	169,425
	CME Group Inc.	896,318	168,615
	Citigroup Inc.	2,008,900	104,583
	Travelers Cos. Inc.	287,601	34,440
	American Express Co.	118,300	11,276
			4,881,986
Health Care (26.1%)
	Eli Lilly & Co.	26,623,393	3,080,859
*	Biogen Inc.	9,219,356	2,774,289
	Amgen Inc.	11,029,255	2,147,065
	Roche Holding AG	4,838,894	1,201,298
	Novartis AG ADR	13,227,406	1,135,044
*	Boston Scientific Corp.	30,047,396	1,061,875
	AstraZeneca plc ADR	27,742,088	1,053,644
	Thermo Fisher Scientific Inc.	2,603,202	582,570
	Medtronic plc	4,760,000	432,969
	Abbott Laboratories	5,419,035	391,959
	Bristol-Myers Squibb Co.	7,390,462	384,156
*	BioMarin Pharmaceutical Inc.	4,138,741	352,414
*,2	Siemens Healthineers AG	3,977,700	166,215
	CVS Health Corp.	2,274,555	149,029
	Merck & Co. Inc.	1,500,000	114,615
	Agilent Technologies Inc.	1,179,760	79,587
	Zimmer Biomet Holdings Inc.	757,000	78,516
	Sanofi ADR	1,008,000	43,757
	Stryker Corp.	180,000	28,215
	GlaxoSmithKline plc ADR	560,000	21,398
*	Elanco Animal Health Inc.	328,000	10,342
			15,289,816
Industrials (18.8%)
[1]	Southwest Airlines Co.	35,149,162	1,633,733
	FedEx Corp.	9,571,654	1,544,195
*,1	United Continental Holdings Inc.	15,925,403	1,333,434
	Airbus SE	11,089,066	1,057,231
[1]	American Airlines Group Inc.	30,326,913	973,797
	Siemens AG	7,666,026	855,542
	Caterpillar Inc.	5,522,345	701,724
	Delta Air Lines Inc.	11,743,466	585,999
	Deere & Co.	3,043,870	454,054
	Union Pacific Corp.	2,312,424	319,646
	Honeywell International Inc.	2,330,000	307,840
	Alaska Air Group Inc.	4,996,700	304,049
	Boeing Co.	893,700	288,218
	United Parcel Service Inc. Class B	2,125,170	207,268
	Textron Inc.	2,898,254	133,291
	CSX Corp.	1,410,000	87,603

	United Technologies Corp.	495,000	52,708
*	TransDigm Group Inc.	133,400	45,364
	Pentair plc	1,030,000	38,913
	Rockwell Automation Inc.	180,680	27,189
	General Dynamics Corp.	158,900	24,981
	nVent Electric plc	1,030,000	23,134
*	Ryanair Holdings plc ADR	250,000	17,835
*	Herc Holdings Inc.	142,000	3,690
*	Resideo Technologies Inc.	71,666	1,473
			11,022,911
Information Technology (28.1%)
*	Adobe Inc.	13,918,457	3,148,912
	Microsoft Corp.	24,569,167	2,495,490
	Texas Instruments Inc.	20,516,354	1,938,795
*	Micron Technology Inc.	31,080,100	986,171
[1]	NetApp Inc.	13,172,241	785,988
	Intel Corp.	14,280,800	670,198
	QUALCOMM Inc.	11,448,114	651,512
	HP Inc.	31,606,290	646,665
	Telefonaktiebolaget LM Ericsson ADR	72,702,590	644,872
	Intuit Inc.	3,000,000	590,550
	Hewlett Packard Enterprise Co.	44,008,950	581,358
	Cisco Systems Inc.	13,086,250	567,027
	KLA-Tencor Corp.	6,315,575	565,181
	NVIDIA Corp.	3,426,300	457,411
	Oracle Corp.	6,300,429	284,464
	Analog Devices Inc.	3,252,234	279,139
	Corning Inc.	5,662,950	171,078
	Visa Inc. Class A	1,296,000	170,994
[1]	Plantronics Inc.	3,672,300	121,553
	DXC Technology Co.	1,870,158	99,436
*	PayPal Holdings Inc.	1,090,000	91,658
	Apple Inc.	547,500	86,363
*	BlackBerry Ltd.	10,854,800	77,178
	Micro Focus International plc ADR	4,427,540	76,198
	Entegris Inc.	2,650,322	73,931
*	salesforce.com Inc.	538,400	73,745
*	Dell Technologies Inc.	863,286	42,189
	Perspecta Inc.	1,238,287	21,323
*	Keysight Technologies Inc.	302,490	18,779
	Applied Materials Inc.	441,700	14,461
	Mastercard Inc. Class A	54,000	10,187
	Western Digital Corp.	155,000	5,730
*	Rambus Inc.	554,197	4,251
*	Arista Networks Inc.	1,300	274
			16,453,061
Materials (0.8%)
^	Albemarle Corp.	2,084,700	160,668
	DowDuPont Inc.	2,808,150	150,180
	Linde plc	905,200	141,247
			452,095
Real Estate (0.0%)
	Equinix Inc.	12,000	4,231

Total Common Stocks (Cost $27,962,316)			57,402,486

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
3,4	Vanguard Market Liquidity Fund (Cost $1,462,722)	2.530%	14,628,815	1,462,882
Total Investments (100.5%) (Cost $29,425,038)				58,865,368
Other Assets and Liabilities-Net (-0.5%)4				(279,169)
Net Assets (100%)				58,586,199

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $233,493,000.

1     Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, the value of this security represented 0.3% of net assets.

3     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4     Includes $256,062,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets

PRIMECAP Fund

or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1–Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of December 31, 2018, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	54,122,200	3,280,286	—
Temporary Cash Investments	1,462,882	—	—
Total	55,585,082	3,280,286	—

D. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

					Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Net Realized Gain (Loss) ($000)	Change in Net Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	2,087,963	NA1	NA1	(27)	14	9,855	—	1,462,882
American Airlines Group Inc.	1,253,411	—	—	—	(279,614)	3,033	—	973,797
Mattel Inc.	410,502	1,438	—	—	(149,736)	—	—	262,204
NetApp Inc.	1,248,858	—	109,602	49,706	(402,974)	5,816	—	785,988
Plantronics Inc.	221,440	—	—	—	(99,887)	551	—	121,553
Southwest Airlines Co.	2,195,065	—	—	—	(561,332)	5,624	—	1,633,733
United Continental Holdings Inc.	1,410,309	7,499	—	—	(84,374)	—	—	1,333,434
Whirlpool Corp.	486,575	7,974	—	—	(48,947)	4,795		445,602
Total	9,314,123			49,679	(1,626,850)	29,674	—	7,019,193

1                        Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement Income Fund

Schedule of Investments (unaudited)

As of December 31, 2018

Shares	Market Value ($000)
Investment Companies (100.2%)
U.S. Stock Fund (18.1%)
Vanguard Total Stock Market Index Fund Investor Shares	45,628,051	2,832,589

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	123,456,020	1,872,828

U.S. Bond Funds (54.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	559,207,330	5,826,941
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	108,915,063	2,612,872
8,439,813
International Bond Fund (16.1%)
Vanguard Total International Bond Index Fund Investor Shares	232,600,521	2,523,716

Total Investment Companies (Cost $13,885,061)	15,668,946
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $3,723)	37,234	3,723

Total Investments (100.2%) (Cost $13,888,784)	15,672,669

Other Assets and Liabilities-Net (-0.2%)	(29,608)
Net Assets (100%)	15,643,061

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement Income Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					December
	2018		from	Realized	Change in		Capital Gain	31, 2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	2	NA1	NA1	—	—	4	—	3,723
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,790,710	19,338	170,050	(4,467)	(22,659)	19,339	—	2,612,872
Vanguard Total Bond Market II Index Fund	6,189,471	94,457	506,449	(22,748)	72,210	43,821	—	5,826,941
Vanguard Total International Bond Index Fund	2,646,629	56,003	172,383	402	(6,935)	56,003	—	2,523,716
Vanguard Total International Stock Index Fund	1,972,431	179,751	27,794	—	(251,560)	18,668	—	1,872,828
Vanguard Total Stock Market Index Fund	3,012,123	351,680	84,336	7,795	(454,673)	14,923	—	2,832,589
Total	16,611,366	701,229	961,012	(19,018)	(663,617)	152,758	—	15,672,669

1       Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2015 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

Shares	Market Value ($000)
Investment Companies (100.3%)
U.S. Stock Fund (23.7%)
Vanguard Total Stock Market Index Fund Investor Shares	57,863,309	3,592,154

International Stock Fund (15.8%)
Vanguard Total International Stock Index Fund Investor Shares	157,255,370	2,385,564

U.S. Bond Funds (46.3%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	490,061,166	5,106,438
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	79,801,341	1,914,434
7,020,872

International Bond Fund (14.5%)
Vanguard Total International Bond Index Fund Investor Shares	202,395,195	2,195,988

Total Investment Companies (Cost $12,704,433)	15,194,578
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $5,105)	51,049	5,105

Total Investments (100.3%) (Cost $12,709,538)	15,199,683

Other Assets and Liabilities-Net (-0.3%)	(45,868)
Net Assets (100%)	15,153,815

1         Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2015 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					December
	2018		from	Realized	Change in		Capital Gain	31, 2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3	NA1	NA1	—	—	5	—	5,105
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,000,417	13,953	80,437	(1,469)	(18,030)	13,953	—	1,914,434
Vanguard Total Bond Market II Index Fund	5,441,759	131,614	510,189	(14,802)	58,056	38,431	—	5,106,438
Vanguard Total International Bond Index Fund	2,318,150	49,325	165,440	2,217	(8,264)	49,325	—	2,195,988
Vanguard Total International Stock Index Fund	2,652,203	114,097	45,155	(1,866)	(333,715)	24,292	—	2,385,564
Vanguard Total Stock Market Index Fund	3,998,603	355,398	173,360	35,353	(623,840)	19,061	—	3,592,154
Total	16,411,135	664,387	974,581	19,433	(925,793)	145,067	—	15,199,683

1         Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2020 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

Shares	Market Value ($000)
Investment Companies (100.1%)
U.S. Stock Fund (31.6%)
Vanguard Total Stock Market Index Fund Investor Shares	153,878,501	9,552,777

International Stock Fund (21.0%)
Vanguard Total International Stock Index Fund Investor Shares	419,687,100	6,366,653

U.S. Bond Funds (35.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	847,266,055	8,828,512
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	73,366,755	1,760,069
10,588,581
International Bond Fund (12.5%)
Vanguard Total International Bond Index Fund Investor Shares	350,011,591	3,797,626
Total Investment Companies (Cost $25,122,420)	30,305,637
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $15,799)	157,993	15,799
Total Investments (100.2%) (Cost $25,138,219)	30,321,436
Other Assets and Liabilities-Net (-0.2%)	(49,068)
Net Assets (100%)	30,272,368

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2020 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions

	Sept. 30,		Proceeds					Dec. 31,
	2018		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	2	—	9	—	15,799
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,773,964	53,053	49,332	(1,391)	(16,225)	12,641	—	1,760,069
Vanguard Total Bond Market II Index Fund	9,567,933	282,486	1,096,502	(52,028)	126,623	67,087	—	8,828,512
Vanguard Total International Bond Index Fund	4,044,384	86,522	322,625	(1,176)	(9,479)	86,522	—	3,797,626
Vanguard Total International Stock Index Fund	7,061,776	304,642	102,771	(13,743)	(883,251)	65,147	—	6,366,653
Vanguard Total Stock Market Index Fund	10,662,039	796,744	333,799	45,277	(1,617,484)	50,302	—	9,552,777

Total	33,110,097	1,523,447	1,905,029	(23,059)	(2,399,816)	281,708	—	30,321,436

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2025 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.1%)
	U.S. Stock Fund (37.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	229,490,953	14,246,799

	International Stock Fund (24.8%)
	Vanguard Total International Stock Index Fund Investor Shares	625,828,160	9,493,813

	U.S. Bond Fund (26.7%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	983,080,823	10,243,702

	International Bond Fund (11.4%)
	Vanguard Total International Bond Index Fund Investor Shares	402,728,508	4,369,604

	Total Investment Companies (Cost $30,675,489)		38,353,918
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $39,006)	390,062	39,006

	Total Investments (100.2%) (Cost $30,714,495)		38,392,924

	Other Assets and Liabilities-Net (-0.2%)		(80,482)
	Net Assets (100%)		38,312,442

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2025 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds					December
	2018		from	Realized	Change in		Capital Gain	31, 2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3	NA1	NA1	(1)	—	18	—	39,006
Vanguard Total Bond Market II Index Fund	10,979,534	256,635	1,079,411	(57,785)	144,729	77,660	—	10,243,702
Vanguard Total International Bond Index Fund	4,578,888	99,428	296,289	(3,356)	(9,067)	99,429	—	4,369,604
Vanguard Total International Stock Index Fund	10,424,031	509,131	111,947	(21,977)	(1,305,425)	97,150	—	9,493,813
Vanguard Total Stock Market Index Fund	15,883,028	923,013	209,944	22,108	(2,371,406)	74,995	—	14,246,799
Total	41,865,484	1,788,207	1,697,591	(61,011)	(3,541,169)	349,252	—	38,392,924

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2030 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.1%)
	U.S. Stock Fund (41.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	220,674,621	13,699,480

	International Stock Fund (27.7%)
	Vanguard Total International Stock Index Fund Investor Shares	599,592,838	9,095,823

	U.S. Bond Fund (21.4%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	672,827,891	7,010,867

	International Bond Fund (9.2%)
	Vanguard Total International Bond Index Fund Investor Shares	277,077,919	3,006,295
	Total Investment Companies (Cost $26,496,546)		32,812,465
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $32,347)	323,475	32,348
	Total Investments (100.2%) (Cost $26,528,893)		32,844,813
	Other Assets and Liabilities-Net (-0.2%)		(74,339)
	Net Assets (100%)		32,770,474

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2030 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions

	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	1,900	NA1	NA1	(2)	1	18	—	32,348
Vanguard Total Bond Market II Index Fund	7,595,101	273,670	917,966	(42,697)	102,759	53,460	—	7,010,867
Vanguard Total International Bond Index Fund	3,114,618	81,520	181,885	(2,187)	(5,771)	67,638	—	3,006,295
Vanguard Total International Stock Index Fund	10,047,896	400,971	75,660	(14,910)	(1,262,474)	92,858	—	9,095,823
Vanguard Total Stock Market Index Fund	15,156,276	898,070	103,033	(5,966)	(2,245,867)	72,092	—	13,699,480
Total	35,915,791	1,654,231	1,278,544	(65,762)	(3,411,352)	286,066	—	32,844,813

1   Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2035 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

			Market
			Value
		Shares	($000)
	Investment Companies (100.2%)
	U.S. Stock Fund (46.3%)
	Vanguard Total Stock Market Index Fund Investor Shares	231,656,089	14,381,210

	International Stock Fund (30.8%)
	Vanguard Total International Stock Index Fund Investor Shares	630,412,615	9,563,359

	U.S. Bond Fund (16.2%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	484,137,428	5,044,712

	International Bond Fund (6.9%)
	Vanguard Total International Bond Index Fund Investor Shares	198,310,721	2,151,671
	Total Investment Companies (Cost $24,010,278)		31,140,952
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $31,633)	316,335	31,634
	Total Investments (100.3%) (Cost $24,041,911)		31,172,586
	Other Assets and Liabilities-Net (-0.3%)		(85,217)
	Net Assets (100%)		31,087,369

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2035 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions

	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	1,202	NA1	NA1	1	2	10	—	31,634
Vanguard Total Bond Market II Index Fund	5,473,272	149,155	621,051	(32,083)	75,419	38,621	—	5,044,712
Vanguard Total International Bond Index Fund	2,237,151	58,940	138,710	(1,215)	(4,495)	48,678	—	2,151,671
Vanguard Total International Stock Index Fund	10,652,883	387,576	122,576	(26,140)	(1,328,384)	98,070	—	9,563,359
Vanguard Total Stock Market Index Fund	16,162,127	773,151	166,663	(3,794)	(2,383,611)	75,949	—	14,381,210
Total	34,526,635	1,368,822	1,049,000	(63,231)	(3,641,069)	261,328	—	31,172,586

1   Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2040 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.2%)
	U.S. Stock Fund (50.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	193,396,465	12,006,053

	International Stock Fund (33.8%)
	Vanguard Total International Stock Index Fund Investor Shares	526,918,148	7,993,348

	U.S. Bond Fund (11.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	249,129,674	2,595,931

	International Bond Fund (4.7%)
	Vanguard Total International Bond Index Fund Investor Shares	101,998,324	1,106,682
	Total Investment Companies (Cost $18,684,219)		23,702,014
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $30,998)	309,979	30,998
	Total Investments (100.3%) (Cost $18,715,217)		23,733,012
	Other Assets and Liabilities-Net (-0.3%)		(65,531)
	Net Assets (100%)		23,667,481

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2040 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	11	NA1	NA1	(1)	—	11	—	30,998
Vanguard Total Bond Market II Index Fund	2,828,171	139,272	393,286	(16,686)	38,460	20,000	—	2,595,931
Vanguard Total International Bond Index Fund	1,138,754	30,615	59,862	(547)	(2,278)	24,838	—	1,106,682
Vanguard Total International Stock Index Fund	8,962,774	293,023	122,000	(25,772)	(1,114,677)	82,169	—	7,993,348
Vanguard Total Stock Market Index Fund	13,505,535	551,438	49,276	(3,635)	(1,998,009)	63,429	—	12,006,053
Total	26,435,245	1,014,348	624,424	(46,641)	(3,076,504)	190,447	—	23,733,012

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2045 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.2%)
	U.S. Stock Fund (54.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	188,712,079	11,715,246

	International Stock Fund (36.0%)
	Vanguard Total International Stock Index Fund Investor Shares	513,826,632	7,794,750

	U.S. Bond Fund (7.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	145,527,433	1,516,396

	International Bond Fund (3.0%)
	Vanguard Total International Bond Index Fund Investor Shares	59,752,851	648,318
	Total Investment Companies (Cost $16,884,910)		21,674,710
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $30,469)	304,693	30,469
	Total Investments (100.3%) (Cost $16,915,379)		21,705,179
	Other Assets and Liabilities-Net (-0.3%)		(69,382)
	Net Assets (100%)		21,635,797

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2045 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	6	NA1	NA1	—	—	12	—	30,469
Vanguard Total Bond Market II Index Fund	1,723,362	35,603	255,619	(10,581)	23,631	12,011	—	1,516,396
Vanguard Total International Bond Index Fund	711,242	15,140	76,462	(490)	(1,112)	15,141	—	648,318
Vanguard Total International Stock Index Fund	8,735,702	271,521	99,736	(22,304)	(1,090,433)	79,935	—	7,794,750
Vanguard Total Stock Market Index Fund	13,160,195	575,504	72,256	(5,883)	(1,942,314)	61,907	—	11,715,246
Total	24,330,507	897,768	504,073	(39,258)	(3,010,228)	169,006	—	21,705,179

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2050 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.1%)
	U.S. Stock Fund (54.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	131,824,884	8,183,689

	International Stock Fund (36.0%)
	Vanguard Total International Stock Index Fund Investor Shares	357,558,470	5,424,162

	U.S. Bond Fund (6.9%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	99,770,489	1,039,608

	International Bond Fund (3.0%)
	Vanguard Total International Bond Index Fund Investor Shares	41,601,457	451,376
	Total Investment Companies (Cost $12,695,661)		15,098,835
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.503% (Cost $14,022)	140,218	14,022
	Total Investments (100.2%) (Cost $12,709,683)		15,112,857
	Other Assets and Liabilities-Net (-0.2%)		(31,981)
	Net Assets (100%)		15,080,876

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2050 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	1,188	NA1	NA1	(1)	—	15	—	14,022
Vanguard Total Bond Market II Index Fund	1,194,887	26,223	190,247	(9,647)	18,392	8,338	—	1,039,608
Vanguard Total International Bond Index Fund	489,291	10,390	47,192	(357)	(756)	10,391	—	451,376
Vanguard Total International Stock Index Fund	6,041,281	233,139	78,086	(17,496)	(754,676)	55,710	—	5,424,162
Vanguard Total Stock Market Index Fund	9,070,996	487,316	25,675	(2,109)	(1,346,839)	42,994	—	8,183,689
Total	16,797,643	757,068	341,200	(29,610)	(2,083,879)	117,448	—	15,112,857

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2055 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.0%)
	U.S. Stock Fund (54.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	64,244,323	3,988,288

	International Stock Fund (35.9%)
	Vanguard Total International Stock Index Fund Investor Shares	174,123,506	2,641,453

	U.S. Bond Fund (7.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	49,556,483	516,378

	International Bond Fund (3.0%)
	Vanguard Total International Bond Index Fund Investor Shares	20,684,237	224,424
	Total Investment Companies (Cost $6,980,389)		7,370,543
	Temporary Cash Investment (0.2%)
	Money Market Fund (0.2%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $12,995)	129,958	12,996
	Total Investments (100.2%) (Cost $6,993,384)		7,383,539
	Other Assets and Liabilities-Net (-0.2%)		(17,281)
	Net Assets (100%)		7,366,258

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2055 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	3,066	NA1	NA1	—	1	18	—	12,996
Vanguard Total Bond Market II Index Fund	569,472	7,765	65,398	(3,098)	7,637	4,067	—	516,378
Vanguard Total International Bond Index Fund	231,600	5,272	11,870	(156)	(422)	5,036	—	224,424
Vanguard Total International Stock Index Fund	2,878,168	154,254	20,000	(5,035)	(365,934)	26,944	—	2,641,453
Vanguard Total Stock Market Index Fund	4,326,242	325,423	14,994	26	(648,409)	20,930	—	3,988,288
Total	8,008,548	492,714	112,262	(8,263)	(1,007,127)	56,995	—	7,383,539

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2060 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.2%)
	U.S. Stock Fund (54.2%)
	Vanguard Total Stock Market Index Fund Investor Shares	26,285,347	1,631,795

	International Stock Fund (35.9%)
	Vanguard Total International Stock Index Fund Investor Shares	71,279,112	1,081,304

	U.S. Bond Fund (7.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	20,293,022	211,453

	International Bond Fund (3.1%)
	Vanguard Total International Bond Index Fund Investor Shares	8,719,457	94,606
	Total Investment Companies (Cost $2,955,811)		3,019,158
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $3,656)	36,558	3,656
	Total Investments (100.3%) (Cost $2,959,467)		3,022,814
	Other Assets and Liabilities-Net (-0.3%)		(9,003)
	Net Assets (100%)		3,013,811

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2060 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	578	NA1	NA1	(1)	—	5	—	3,656
Vanguard Total Bond Market II Index Fund	230,347	10,746	31,415	(1,464)	3,239	1,638	—	211,453
Vanguard Total International Bond Index Fund	94,517	2,076	1,731	(48)	(208)	2,076	—	94,606
Vanguard Total International Stock Index Fund	1,161,838	72,576	3,096	—	(150,014)	10,899	—	1,081,304
Vanguard Total Stock Market Index Fund	1,750,277	145,929	574	—	(263,837)	8,546	—	1,631,795
Total	3,237,557	231,327	36,816	(1,513)	(410,820)	23,164	—	3,022,814

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2065 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.2%)
	U.S. Stock Fund (54.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	1,921,014	119,256

	International Stock Fund (36.1%)
	Vanguard Total International Stock Index Fund Investor Shares	5,245,539	79,575

	U.S. Bond Fund (7.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	1,474,073	15,360

	International Bond Fund (3.0%)
	Vanguard Total International Bond Index Fund Investor Shares	618,364	6,709
	Total Investment Companies (Cost $243,215)		220,900
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $293)	2,929	293
	Total Investments (100.3%) (Cost $243,508)		221,193
	Other Assets and Liabilities-Net (-0.3%)		(656)
	Net Assets (100%)		220,537

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Target Retirement 2065 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	276	NA1	NA1	—	—	3	—	293
Vanguard Total Bond Market II Index Fund	14,105	2,607	1,499	(18)	165	108	—	15,360
Vanguard Total International Bond Index Fund	6,026	866	163	—	(20)	144	—	6,709
Vanguard Total International Stock Index Fund	72,016	17,954	430	—	(9,965)	776	—	79,575
Vanguard Total Stock Market Index Fund	109,011	28,222	386	—	(17,591)	608	—	119,256
Total	201,434	49,649	2,478	(18)	(27,411)	1,639	—	221,193

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2015 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

Market
Value
Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (23.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	30,096,685	1,869,004

International Stock Fund (15.7%)
Vanguard Total International Stock Index Fund Investor Shares	81,290,199	1,233,172

U.S. Bond Funds (46.1%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	254,664,823	2,653,607
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	40,609,202	975,027
3,628,634
International Bond Fund (14.6%)
Vanguard Total International Bond Index Fund Admiral Shares	52,833,307	1,145,955

Total Investment Companies (Cost $7,623,580)	7,876,765
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $6)	59	6

Total Investments (100.1%) (Cost $7,623,586)	7,876,771
Other Assets and Liabilities-Net (-0.1%)	(4,584)
Net Assets (100%)	7,872,187

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Institutional Target Retirement 2015 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	1,881	NA1	NA1	—	—	22	—	6
Vanguard Short-Term Inflation-Protected Securities	1,003,272	31,745	50,135	(409)	(9,446)	7,307	—	975,027
Vanguard Total Bond Market II Index Fund	2,730,546	135,167	234,623	(9,639)	32,156	19,614	—	2,653,607
Vanguard Total International Bond Index Fund	1,166,774	24,966	42,221	(967)	(2,597)	24,965	—	1,145,955
Vanguard Total International Stock Index Fund	1,345,446	62,233	4,100	269	(170,676)	12,485	—	1,233,172
Vanguard Total Stock Market Index Fund	1,994,751	228,917	56,431	1,186	(299,419)	10,295	—	1,869,004
Total	8,242,670	483,028	387,510	(9,560)	(449,982)	74,688	—	7,876,771

1   Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2020 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

Market
Value
Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (31.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	107,048,789	6,647,730

International Stock Fund (20.8%)
Vanguard Total International Stock Index Fund Investor Shares	286,160,148	4,341,049

U.S. Bond Funds (35.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	584,667,137	6,092,232
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	50,846,040	1,220,813
7,313,045
International Bond Fund (12.5%)
Vanguard Total International Bond Index Fund Admiral Shares	120,129,510	2,605,609

Total Investment Companies (Cost $20,282,223)	20,907,433
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $1)	8	1

Total Investments (100.1%) (Cost $20,282,224)	20,907,434
Other Assets and Liabilities-Net (-0.1%)	(15,614)
Net Assets (100%)	20,891,820

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Institutional Target Retirement 2020 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	3	—	1
Vanguard Short-Term Inflation-Protected Securities	1,132,233	134,454	33,967	(51)	(11,856)	8,826	—	1,220,813
Vanguard Total Bond Market II Index Fund	6,311,465	412,960	684,583	(28,632)	81,022	45,282	—	6,092,232
Vanguard Total International Bond Index Fund	2,676,627	60,869	123,513	(2,708)	(5,666)	57,893	—	2,605,609
Vanguard Total International Stock Index Fund	4,634,461	309,907	8,242	—	(595,077)	43,951	—	4,341,049
Vanguard Total Stock Market Index Fund	7,075,179	679,055	43,046	18	(1,063,476)	36,355	—	6,647,730
Total	21,829,965	1,597,245	893,351	(31,373)	(1,595,053)	192,310	—	20,907,434

1   Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.1%)
	U.S. Stock Fund (37.5%)
	Vanguard Total Stock Market Index Fund Institutional Shares	161,133,198	10,006,371

	International Stock Fund (24.5%)
	Vanguard Total International Stock Index Fund Investor Shares	430,939,144	6,537,347

	U.S. Bond Fund (26.7%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	685,660,186	7,144,579

	International Bond Fund (11.4%)
	Vanguard Total International Bond Index Fund Admiral Shares	140,105,563	3,038,890

	Total Investment Companies (Cost $25,952,968)		26,727,187
	Temporary Cash Investment (0.0%)
	Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $5)	50	5
	Total Investments (100.1%) (Cost $25,952,973)		26,727,192
	Other Assets and Liabilities-Net (-0.1%)		(14,529)
	Net Assets (100%)		26,712,663

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2025 Fund

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	5	NA1	NA1	(1)	—	10	—	5
Vanguard Total Bond Market II Index Fund	7,360,128	626,449	903,149	(30,697)	91,848	53,227	—	7,144,579
Vanguard Total International Bond Index Fund	3,084,225	96,883	132,419	(2,601)	(7,198)	67,689	—	3,038,890
Vanguard Total International Stock Index Fund	7,003,894	432,113	—	—	(898,660)	66,117	—	6,537,347
Vanguard Total Stock Market Index Fund	10,592,853	1,026,205	16,138	9	(1,596,558)	54,621	—	10,006,371
Total	28,041,105	2,181,650	1,051,706	(33,290)	(2,410,568)	241,664	—	26,727,192

1   Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2030 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.1%)
	U.S. Stock Fund (41.8%)
	Vanguard Total Stock Market Index Fund Institutional Shares	165,718,289	10,291,106

	International Stock Fund (27.6%)
	Vanguard Total International Stock Index Fund Investor Shares	448,197,727	6,799,160

	U.S. Bond Fund (21.5%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	507,226,056	5,285,295

	International Bond Fund (9.2%)
	Vanguard Total International Bond Index Fund Admiral Shares	103,831,646	2,252,108

	Total Investment Companies (Cost $23,956,835)		24,627,669
	Temporary Cash Investment (0.0%)
	Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $2)	23	2

	Total Investments (100.1%) (Cost $23,956,837)		24,627,671
	Other Assets and Liabilities-Net (-0.1%)		(14,868)
	Net Assets (100%)		24,612,803

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Institutional Target Retirement 2030 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	1,144	NA1	NA1	2	—	10	—	2
Vanguard Total Bond Market II Index Fund	5,444,802	530,667	735,574	(23,421)	68,821	39,341	—	5,285,295
Vanguard Total International Bond Index Fund	2,255,025	102,165	97,774	(1,978)	(5,330)	50,083	—	2,252,108
Vanguard Total International Stock Index Fund	7,206,991	519,690	—	475	(927,996)	68,436	—	6,799,160
Vanguard Total Stock Market Index Fund	10,890,848	1,061,379	13,756	—	(1,647,365)	56,166	—	10,291,106
Total	25,798,810	2,213,901	847,104	(24,922)	(2,511,870)	214,036	—	24,627,671

1   Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.0%)
	U.S. Stock Fund (46.2%)
	Vanguard Total Stock Market Index Fund Institutional Shares	165,966,872	10,306,543

	International Stock Fund (30.7%)
	Vanguard Total International Stock Index Fund Investor Shares	451,146,892	6,843,898

	U.S. Bond Fund (16.2%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	347,080,644	3,616,580

	International Bond Fund (6.9%)
	Vanguard Total International Bond Index Fund Admiral Shares	70,991,777	1,539,812

	Total Investment Companies (Cost $21,595,557)		22,306,833
	Temporary Cash Investment (0.0%)
	Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $881)	8,814	881
	Total Investments (100.0%) (Cost $21,596,438)		22,307,714
	Other Assets and Liabilities-Net (0.0%)		(5,991)
	Net Assets (100%)		22,301,723

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2035 Fund

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	4	NA1	NA1	1	—	11	—	881
Vanguard Total Bond Market II Index Fund	3,759,511	295,680	469,269	(18,404)	49,062	27,203	—	3,616,580
Vanguard Total International Bond Index Fund	1,556,304	52,371	63,897	(1,984)	(2,982)	34,371	—	1,539,812
Vanguard Total International Stock Index Fund	7,344,889	440,452	—	1,797	(943,240)	68,659	—	6,843,898
Vanguard Total Stock Market Index Fund	11,084,774	909,266	16,477	—	(1,671,020)	56,510	—	10,306,543
Total	23,745,482	1,697,769	549,643	(18,590)	(2,568,180)	186,754	—	22,307,714

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2040 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.1%)
	U.S. Stock Fund (50.8%)
	Vanguard Total Stock Market Index Fund Institutional Shares	157,943,582	9,808,296

	International Stock Fund (33.7%)
	Vanguard Total International Stock Index Fund Investor Shares	429,150,598	6,510,215

	U.S. Bond Fund (10.9%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	202,481,032	2,109,852

	International Bond Fund (4.7%)
	Vanguard Total International Bond Index Fund Admiral Shares	42,079,786	912,711
	Total Investment Companies (Cost $18,762,599)		19,341,074
	Temporary Cash Investment (0.0%)
	Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $1,011)	10,114	1,011
	Total Investments (100.1%) (Cost $18,763,610)		19,342,085
	Other Assets and Liabilities-Net (-0.1%)		(10,158)
	Net Assets (100%)		19,331,927

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Institutional Target Retirement 2040 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	748	NA1	NA1	—	(1)	12	—	1,011
Vanguard Total Bond Market II Index Fund	2,210,728	142,728	261,596	(9,743)	27,735	16,046	—	2,109,852
Vanguard Total International Bond Index Fund	894,371	39,217	18,000	(580)	(2,297)	20,044	—	912,711
Vanguard Total International Stock Index Fund	7,051,470	360,709	—	3,828	(905,792)	65,397	—	6,510,215
Vanguard Total Stock Market Index Fund	10,623,941	792,963	7,408	—	(1,601,200)	53,833	—	9,808,296
Total	20,781,258	1,335,617	287,004	(6,495)	(2,481,555)	155,332	—	19,342,085

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2045 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	140,366,216	8,716,742

International Stock Fund (35.7%)
Vanguard Total International Stock Index Fund Investor Shares	379,191,269	5,752,332

U.S. Bond Fund (7.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	111,035,536	1,156,990

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	22,344,484	484,652
Total Investment Companies (Cost $15,726,267)		16,110,716
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 2.530% (Cost $22,376)	223,758	22,376
Total Investments (100.2%) (Cost $15,748,643)		16,133,092
Other Assets and Liabilities-Net (-0.2%)		(26,489)
Net Assets (100%)		16,106,603

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Institutional Target Retirement 2045 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	866	NA1	NA1	—	(1)	19	—	22,376
Vanguard Total Bond Market II Index Fund	1,232,300	33,861	119,228	(5,309)	15,366	8,830	—	1,156,990
Vanguard Total International Bond Index Fund	506,111	11,088	30,930	(634)	(983)	11,087	—	484,652
Vanguard Total International Stock Index Fund	6,239,763	316,675	—	2,635	(806,741)	58,087	—	5,752,332
Vanguard Total Stock Market Index Fund	9,387,244	746,552	—	23	(1,417,077)	47,741	—	8,716,742
Total	17,366,284	1,108,176	150,158	(3,285)	(2,209,436)	125,764	—	16,133,092

1     Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2050 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	101,187,756	6,283,760

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	273,974,282	4,156,190

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	79,529,508	828,697

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	16,198,788	351,352
Total Investment Companies (Cost $11,498,459)		11,619,999
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.530% (Cost $10,838)	108,381	10,838
Total Investments (100.1%) (Cost $11,509,297)		11,630,837
Other Assets and Liabilities-Net (-0.1%)		(7,452)
Net Assets (100%)		11,623,385

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Institutional Target Retirement 2050 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	681	NA1	NA1	(1)	(1)	20	—	10,838
Vanguard Total Bond Market II Index Fund	876,026	14,442	68,848	(3,500)	10,577	6,308	—	828,697
Vanguard Total International Bond Index Fund	358,043	9,275	14,814	(180)	(972)	7,874	—	351,352
Vanguard Total International Stock Index Fund	4,437,779	292,136	—	3,122	(576,847)	41,863	—	4,156,190
Vanguard Total Stock Market Index Fund	6,661,087	636,561	—	48	(1,013,936)	34,393	—	6,283,760
Total	12,333,616	952,414	83,662	(511)	(1,581,179)	90,458	—	11,630,837

1     Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2055 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.1%)
	U.S. Stock Fund (54.1%)
	Vanguard Total Stock Market Index Fund Institutional Shares	46,137,457	2,865,136

	International Stock Fund (35.8%)
	Vanguard Total International Stock Index Fund Investor Shares	124,957,965	1,895,612

	U.S. Bond Fund (7.1%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	35,760,247	372,622

	International Bond Fund (3.1%)
	Vanguard Total International Bond Index Fund Admiral Shares	7,490,755	162,475
	Total Investment Companies (Cost $5,325,148)		5,295,845
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $4,917)	49,171	4,917
	Total Investments (100.2%) (Cost $5,330,065)		5,300,762
	Other Assets and Liabilities-Net (-0.2%)		(8,074)
	Net Assets (100%)		5,292,688

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Institutional Target Retirement 2055 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	1,254	NA1	NA1	—	—	14	—	4,917
Vanguard Total Bond Market II Index Fund	389,697	8,653	29,064	(1,189)	4,525	2,857	—	372,622
Vanguard Total International Bond Index Fund	158,470	5,520	1,000	(34)	(481)	3,520	—	162,475
Vanguard Total International Stock Index Fund	1,970,859	182,314	—	1,797	(259,358)	18,938	—	1,895,612
Vanguard Total Stock Market Index Fund	2,959,172	359,896	—	45	(453,977)	15,624	—	2,865,136
Total	5,479,452	556,383	30,064	619	(709,291)	40,953	—	5,300,762

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2060 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (100.1%)
	U.S. Stock Fund (54.1%)
	Vanguard Total Stock Market Index Fund Institutional Shares	13,266,623	823,857

	International Stock Fund (36.0%)
	Vanguard Total International Stock Index Fund Investor Shares	36,064,586	547,100

	U.S. Bond Fund (6.9%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	10,095,161	105,191

	International Bond Fund (3.1%)
	Vanguard Total International Bond Index Fund Admiral Shares	2,194,693	47,603
	Total Investment Companies (Cost $1,558,918)		1,523,751
	Temporary Cash Investment (0.2%)
	Money Market Fund (0.2%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $2,995)	29,948	2,995
	Total Investments (100.3%) (Cost $1,561,913)		1,526,746
	Other Assets and Liabilities-Net (-0.3%)		(4,079)
	Net Assets (100%)		1,522,667

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Institutional Target Retirement 2060 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	168	NA1	NA1	—	—	8	—	2,995
Vanguard Total Bond Market II Index Fund	107,292	5,327	8,422	(162)	1,156	790	—	105,191
Vanguard Total International Bond Index Fund	45,856	2,402	503	9	(161)	1,025	—	47,603
Vanguard Total International Stock Index Fund	551,024	70,489	1,896	686	(73,203)	5,463	—	547,100
Vanguard Total Stock Market Index Fund	826,369	131,841	6,151	40	(128,242)	4,495	—	823,857
Total	1,530,709	210,059	16,972	573	(200,450)	11,781	—	1,526,746

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2065 Fund

Schedule of Investments (unaudited)

As of December 31, 2018

		Shares	Market Value ($000)
	Investment Companies (99.9%)
	U.S. Stock Fund (53.9%)
	Vanguard Total Stock Market Index Fund Institutional Shares	990,499	61,510

	International Stock Fund (36.0%)
	Vanguard Total International Stock Index Fund Investor Shares	2,705,937	41,049

	U.S. Bond Funds (7.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	765,801	7,980

	International Bond Fund (3.0%)
	Vanguard Total International Bond Index Fund Admiral Shares	156,960	3,404
	Total Investment Companies (Cost $125,775)		113,943
	Temporary Cash Investment (0.1%)
	Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $153)	1,528	153
	Total Investments (100.0%) (Cost $125,928)		114,096
	Other Assets and Liabilities-Net (0.0%)		(16)
	Net Assets		114,080

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

Institutional Target Retirement 2065 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	—	—	2	—	153
Vanguard Total Bond Market II Index Fund	6,766	1,744	609	4	75	55	—	7,980
Vanguard Total International Bond Index Fund	2,892	785	263	—	(10)	72	—	3,404
Vanguard Total International Stock Index Fund	34,517	12,384	803	39	(5,088)	403	—	41,049
Vanguard Total Stock Market Index Fund	52,345	18,927	737	1	(9,026)	331	—	61,510
Total	96,521	33,840	2,412	44	(14,049)	863	—	114,096

1  Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement Income Fund

Schedule of Investments (unaudited)

As of December 31, 2018

Market
Value
Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (18.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	16,369,433	1,016,542

International Stock Fund (11.8%)
Vanguard Total International Stock Index Fund Investor Shares	43,362,795	657,813

U.S. Bond Funds (54.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	199,374,880	2,077,486
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	38,839,790	932,544
3,010,030
International Bond Fund (15.9%)
Vanguard Total International Bond Index Fund Admiral Shares	40,859,925	886,252

Total Investment Companies (Cost $5,494,246)	5,570,637
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.530% (Cost $1)	11	1
Total Investments (100.0%) (Cost $5,494,247)	5,570,638
Other Assets and Liabilities-Net (0.0%)	(2,177)
Net Assets (100%)	5,568,461

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At December 31, 2018, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement Income Fund

		Current Period Transactions
	Sept. 30, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App.(Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2018 Market Value ($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	—	—	2	—	1
Vanguard Short-Term Inflation-Protected Securities Index Fund	950,946	29,477	38,477	(643)	(8,759)	6,955	—	932,544
Vanguard Total Bond Market II Index Fund	2,109,256	118,601	168,315	(4,782)	22,726	15,298	—	2,077,486
Vanguard Total International Bond Index Fund	899,283	21,441	31,738	(516)	(2,218)	19,440	—	886,252
Vanguard Total International Stock Index Fund	680,543	66,194	1,154	216	(87,986)	6,574	—	657,813
Vanguard Total Stock Market Index Fund	1,019,112	171,401	18,609	50	(155,412)	5,506	—	1,016,542
Total	5,659,141	407,114	258,293	(5,675)	(231,649)	53,775	—	5,570,638

1   Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: February 19, 2019

VANGUARD CHESTER FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 19, 2019

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.